Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Earnings Per Share [Text Block]
3. EARNINGS PER SHARE
Basic earnings or loss per share are computed using net income or loss and the weighted average number of common shares outstanding for each period presented. Diluted earnings per share are computed in the same manner, except it uses the weighted average number of common shares outstanding plus the effects of the assumed exercise of stock options and the payment of estimated stock awards from other stock-based compensation plans that are outstanding at the end of each period presented.

Antidilutive stock awards are excluded from the calculation of diluted earnings or loss per common share. Diluted earnings or loss per share are calculated as follows:

In thousands, except per share data	2017	2016	2015
Net income from continuing operations	$72,073	$62,419	$60,026
Loss from discontinued operations, net of tax	(127,696)	(3,524)	(6,323)
Net income (loss)	$(55,623)	$58,895	$53,703
Average common shares outstanding - basic	28,669	27,647	27,347
Additional shares for stock-based compensation plans (See Note 6)	84	132	70
Average common shares outstanding - diluted	28,753	27,779	27,417
Earnings (loss) from continuing operations per share of common stock:
Basic	$2.51	$2.26	$2.19
Diluted	$2.51	$2.25	$2.19
Loss from discontinued operations per share of common stock:
Basic	$(4.45)	$(0.13)	$(0.23)
Diluted	$(4.44)	$(0.13)	$(0.23)
Earnings (loss) per share of common stock:
Basic	$(1.94)	$2.13	$1.96
Diluted	$(1.93)	$2.12	$1.96
Additional information:
Antidilutive shares	13	5	12